Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.93962%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$550,087.86

Principal:
Principal Collections	$9,926,266.35
Prepayments in Full	$3,830,396.83
Liquidation Proceeds	$211,569.21
Recoveries	$50,334.92
Sub Total	$14,018,567.31
Collections	$14,568,655.17

Purchase Amounts:
Purchase Amounts Related to Principal	$95,419.30
Purchase Amounts Related to Interest	$414.25
Sub Total	$95,833.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,664,488.72

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,664,488.72
Servicing Fee	$176,323.97	$176,323.97	$0.00	$0.00	$14,488,164.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,488,164.75
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,488,164.75
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,488,164.75
Interest - Class A-3 Notes	$48,865.84	$48,865.84	$0.00	$0.00	$14,439,298.91
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$14,096,078.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,096,078.91
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$13,977,390.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,977,390.74
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$13,892,313.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,892,313.66
Regular Principal Payment	$12,731,287.28	$12,731,287.28	$0.00	$0.00	$1,161,026.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,161,026.38
Residual Released to Depositor	$0.00	$1,161,026.38	$0.00	$0.00	$0.00
Total		$14,664,488.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,731,287.28
Total					$12,731,287.28

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,731,287.28	$39.66	$48,865.84	$0.15	$12,780,153.12	$39.81
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$12,731,287.28	$12.09	$595,851.09	$0.57	$13,327,138.37	$12.66

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$15,678,880.37	0.0488408	$2,947,593.09	0.0091820
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$173,108,880.37	0.1644537	$160,377,593.09	0.1523589

Pool Information
Weighted Average APR	3.141%	3.151%
Weighted Average Remaining Term	25.35	24.60
Number of Receivables Outstanding	14,559	14,094
Pool Balance	$211,588,766.86	$197,289,097.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$194,703,766.99	$181,757,984.68
Pool Factor	0.1803183	0.1681320

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$15,531,113.14
Targeted Overcollateralization Amount	$36,911,504.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,911,504.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$236,017.35
(Recoveries)		63	$50,334.92
Net Loss for Current Collection Period			$185,682.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0531%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6783%
Second Prior Collection Period			1.0869%
Prior Collection Period			0.3886%
Current Collection Period			1.0899%
Four Month Average (Current and Prior Three Collection Periods)			0.8110%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,704	$7,657,989.44
(Cumulative Recoveries)			$1,761,298.79
Cumulative Net Loss for All Collection Periods			$5,896,690.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5025%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,494.13
Average Net Loss for Receivables that have experienced a Realized Loss			$3,460.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86%	186	$3,668,825.54
61-90 Days Delinquent	0.35%	30	$692,218.93
91-120 Days Delinquent	0.09%	8	$181,690.05
Over 120 Days Delinquent	0.24%	16	$472,764.57
Total Delinquent Receivables	2.54%	240	$5,015,499.09

Repossession Inventory:
Repossessed in the Current Collection Period		14	$302,065.00
Total Repossessed Inventory		16	$405,698.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2330%
Prior Collection Period			0.3228%
Current Collection Period			0.3831%
Three Month Average			0.3130%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6826%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	42	$887,432.06
2 Months Extended	70	$1,627,023.63
3+ Months Extended	18	$373,083.25

Total Receivables Extended	130	$2,887,538.94
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer